SUPPLEMENTAL CASH FLOW INFORMATION	6 Months Ended
Jun. 30, 2025
Cash Flow Statement [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION	SUPPLEMENTAL CASH FLOW INFORMATION

	Six Months Ended June 30,
(US$ MILLIONS)	2025	2024
Net interest paid (received)	$1,260	$1,526
Net income taxes paid (received)	277	594
Amounts paid and received for interest were reflected as operating cash flows in the unaudited interim condensed consolidated statements of cash flow.
Details of “Changes in non-cash working capital, net” on the unaudited interim condensed consolidated statements of cash flow are as follows:

	Six Months Ended June 30,
(US$ MILLIONS)	2025	2024
Accounts and other receivable	$218	$(988)
Inventory	(336)	(316)
Other assets	(171)	(152)
Accounts payable and other	381	607
Changes in non-cash working capital, net	$92	$(849)